Document and Entity Information	Mar. 17, 2021
Cover [Abstract]
Entity Registrant Name	COOPER COMPANIES, INC.
Amendment Flag	false
Entity Central Index Key	0000711404
Document Type	8-K
Document Period End Date	Mar. 17, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-8597
Entity Tax Identification Number	94-2657368
Entity Address, Address Line One	6101 Bollinger Canyon Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	San Ramon
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94583
City Area Code	(925)
Local Phone Number	460-3600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.10 par value
Trading Symbol	COO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false